MainGate Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 5, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	MainGate Trust (the “Trust”)
File Nos.: 333-170422 and 811-22492

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the MainGate MLP Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment to the Trust’s registration statement dated March 31, 2017 and filed electronically as Post-Effective Amendment No. 13 to the Trust’s Registration Statement on Form N-1A on March 30, 2017.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6620.

Sincerely,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq.
Vice President
For U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust